Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party balances

Other payables – related parties

Name of Related Party	Relationship	Nature	As of December 31, 2023	As of December 31, 2022

Kelvin Chen	CEO and shareholder of the Company	Operating expense paid on behalf of the Company	$2,779	$546,588
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	547,214	762,472
UG Digital Sdn Bhd	UGD, subsidiary of the Company owned 40% of this company	Operating expense paid on behalf of the Company	11,502	31,986
8i Enterprises Ptd Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	135,000	-
Total			$696,495	$1,341,046